FINANCIAL INSTRUMENTS (Notional Amounts) (Details) bbl in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) MWh bbl	Dec. 31, 2017 USD ($) MWh bbl
Derivatives designated as hedging instruments: | Interest rates
Derivative [Line Items]
Derivative, Notional Amount	$ 2,049	$ 185
Derivatives designated as hedging instruments: | Foreign currency
Derivative [Line Items]
Derivative, Notional Amount	$ 4,457	$ 4,343
Derivatives designated as hedging instruments: | Hydrocarbon derivatives
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	39.9	71.3
Derivatives not designated as hedging instruments: | Interest rates
Derivative [Line Items]
Derivative, Notional Amount	$ 5	$ 0
Derivatives not designated as hedging instruments: | Foreign currency
Derivative [Line Items]
Derivative, Notional Amount	$ 19,285	$ 12,041
Derivatives not designated as hedging instruments: | Hydrocarbon derivatives
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	1.2	4.1
Derivatives not designated as hedging instruments: | Power derivatives
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	73,900	0